Expense Example - American Century ETF Trust	May 05, 2026 USD ($)
Avantis U.S. Core Equity ETF | Avantis U.S. Core Equity ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 17
Expense Example, with Redemption, 3 Years	55
American Century Core Plus Income ETF | American Century Core Plus Income ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	$ 406